Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Goodwill

	December 31,
	2017	2018
	RMB	RMB
Cost:
Goodwill arising from acquisition of CDMA business	29,920	29,922